Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 09, 2011
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2011
Allianz F&T Behavioral Advantage Large Cap Fund (First Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFIX
Allianz F&T Behavioral Advantage Large Cap Fund (First Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFPX
Allianz F&T Behavioral Advantage Large Cap Fund (First Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFDX
Allianz F&T Behavioral Advantage Large Cap Fund (Second Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFAX
Allianz F&T Behavioral Advantage Large Cap Fund (Second Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFCX